SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Beginning of period	$ 52,350	$ 60,913	$ 74,794
Service costs	81	65	65
Interest costs	984	1,353	1,663
Benefits paid	(8,791)	(9,475)	(10,606)
Actuarial loss arising from changes in financial assumptions	2,229	790	343
Past service costs	(231)	413	341
Translation adjustment	(1,349)	(1,709)	(5,687)
End of period	$ 45,273	$ 52,350	$ 60,913